Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Schedule of Investments [Line Items]
Percentage of maximum income tax expense benefit likely to be realized	50.00%
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0
Cash, FDIC insured amount	250,000
Organization cost payable to organizer	70,202
Offering cost payable to Organizer	216,510
Investment advisory agreement | Adviser
Schedule of Investments [Line Items]
Contractual obligation	150,000
Investment advisory agreement | Adviser | Minimum
Schedule of Investments [Line Items]
Contractual obligation	$ 150,000